INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES

7.	INVENTORIES

	12.31.21	12.31.20
Finished goods	4,914,882	3,610,585
Work in progress	272,997	192,335
Raw materials	3,126,017	2,046,681
Packaging materials	182,501	92,256
Secondary materials	790,801	531,801
Supplies	250,475	207,033
Imports in transit	115,950	107,829
Other	142,490	94,816
(-) Adjustment to present value	(141,243)	(80,577)
	9,654,870	6,802,759

The movements in the write-down of inventories to the net realizable value, for which the additions, reversals and write-offs were recorded against Cost of Sales, are presented in the table below:

	Realizable value through sale		Impaired inventories		Obsolete inventories		Total
	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20
Beginning balance	(31,155)	(10,712)	(29,831)	(42,526)	(14,719)	(14,919)	(75,705)	(68,157)
Additions	(163,274)	(106,357)	(118,691)	(91,237)	(10,047)	(10,304)	(292,012)	(207,898)
Reversals	163,332	85,816	-	-	-	-	163,332	85,816
Write-offs	-	-	94,500	104,115	13,106	10,688	107,606	114,803
Exchange rate variation	71	98	7	(183)	6	(184)	84	(269)
Ending balance	(31,026)	(31,155)	(54,015)	(29,831)	(11,654)	(14,719)	(96,695)	(75,705)